Commitments and Contingencies (Details) (USD $)	Dec. 31, 2013
Commitments
Outstanding pool balance	$ 2,900,000,000
Participation interest sold	65,000,000
Percentage of participation interest sold	2.25%
Unused lines of Credit [Member]
Commitments
Unused Commitment to Extend Credit to Customers	$ 15,500,000,000